Accrued Expenses, Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses, Accounts Payable and Other Liabilities
Schedule of components of accrued expenses, accounts payable and other liabilities

Successor
(Dollars in thousands)	December 31, 2014
Accrued expenses and accounts payable	$254,360
Accrued interest	272,406
Deferred revenuer(a)	317,818
Asset value guarantees	133,500
Derivative liabilities(b)(c)	1,281

$979,365

(a)

Deferred revenue for the Predecessor was presented within Security deposits, deferred overhaul rental and other customer deposits on the December 31, 2013 Consolidated Balance Sheet. See Note 14—Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits.

(b)	Derivative liabilities for the Predecessor were presented separately on the December 31, 2013 Consolidated Balance Sheet.
(c)	See Note 9—Related Party Transactions.